SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Guarantee Receivable and Accounts Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for guarantee receivable	¥ 65,800	¥ 3,100	¥ 700
Allowance for accounts receivable	¥ 154,925	¥ 46,715